
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:

       ING Series Fund, Inc.
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                    / /

       ING Strategic Allocation Growth Fund (formerly ING Ascent Fund), ING Strategic Allocation Balanced Fund (formerly ING
       Crossroads Fund), ING Strategic Allocation Income Fund (formerly ING Legacy Fund), ING Index Plus LargeCap Fund, ING Index
       Plus MidCap Fund, ING Index Plus SmallCap Fund, ING Growth Fund, ING Small Company Fund, ING Technology Fund, ING Value
       Opportunity Fund, ING Growth and Income Fund, ING Classic Principal Protection Fund I, ING Classic Principal Protection
       Fund II, ING Classic Principal Protection Fund III, ING Classic Principal Protection Fund IV, ING Index Plus Protection
       Fund, ING Balanced Fund.

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 3.    Investment Company Act File Number:        811-6352


       Securities Act File Number:                033-41694

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 4(a). Last day of fiscal year for which this Form is filed:

  May 31, 2003


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 4(b). /X/    Check box if this Form is being filed late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.




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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $    589,079,742
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $    514,523,233
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                       $     26,405,461
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                           $    540,928,694
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $     48,151,048
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                         $             0
                                                                       -------------------
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   (vii) Multiplier for determining registration fee                                        x        0.0000809
         (See Instruction C.9):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        = $          3,896

        Item 5(vii)] (enter "0" if no fee is due):                                            -------------------
                                                                                              -------------------

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $              2
                                                                                              -------------------


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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                            = $          3,898
                                                                                              -------------------
                                                                                              -------------------


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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

           Date:  September 4, 2003                                                   CIK:  0000877233

     Method of Delivery:

               / /   Wire Transfer
               /X/   Mail or other means - Third party payer CIK: 0001063946

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*    /s/ Todd Modic
                           -----------------------------------------------
                               Todd Modic, Assistant Vice President
                           -----------------------------------------------

  Date    September 4, 2003
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  *Please print the name and title of the signing officer below the signature.